Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
(24)	Segment Information

The Company has organized its principal operations into the following segments: Individual Annuities, Life, Questar, and Legacy products.

The Individual Annuities segment consists of fixed, fixed-indexed, variable, and variable-indexed annuities that are provided through independent distribution channels made up of agents and registered representatives. Revenues for the Company’s fixed annuity products are primarily earned as net investment income on invested assets supporting fixed account balances, with profitability driven by the spread between net investment income earned and interest credited to account balances. Revenues for the Company’s variable annuity products are primarily earned as management and expense fees charged on underlying account balances.

The Life segment issues fixed-indexed universal life insurance products, as well as maintains term and whole life in-force blocks that the Company no longer sells or distributes. The primary sources for revenue for this segment are premiums, fees, and charges that the Company receives to assume insurance related risk, in addition to earning a spread on net investment income on invested assets.

The Questar segment consists of two wholly owned subsidiaries, Questar Capital Corporation (Questar Capital) and Questar Asset Management, Inc. (QAM). Questar Capital is registered as a broker-dealer under the Securities Exchange Act of 1934 and operates as a retail broker-dealer. Questar Capital distributes a full range of securities products, including mutual funds and variable life insurance and annuity contracts. Questar Capital also processes general securities transactions through a clearing arrangement with a third party provider. QAM provides portfolio management for clients and revenue is driven by fees received based on assets under management.

The Legacy business consists of closed blocks of LTC and Special Markets products. The Special Markets products include individual and group annuity and life products, including universal life and term life insurance. Although Legacy products are part of the consolidated results, the Company does not allocate additional resources to these areas other than to maintain the operational support to its current customers.

The Company does not maintain segregated investment portfolios for each segment. All Interest and similar income, net and Realized investment (losses) gains, net are allocated to the segments. Assets are only monitored at the individual company level, and as such, asset disclosures by segment are not included herein.

Income and expense related to assets backing policyholder reserves are allocated to the segments based on policyholder reserve levels. The results of the Individual Annuity, Life, and Legacy segments also reflect allocation of income and expense related to assets backing surplus. Income and expense related to assets backing surplus are allocated to the segments based on required capital levels for each segment and are excluded from EGP used in reserve and DAC model projections.

Unconsolidated segment results are reconciled to the Consolidated Statements of Operations amounts in the tables below:

	Year ended December 31, 2016
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,117,580	147,013	—	142,686	—	1,407,279
Interest and similar income, net	4,133,359	113,465	32	78,881	—	4,325,737
Change in fair value of assets and liabilities	(218,922)	40,600	2	82	—	(178,238)
Realized investment (losses) gains, net	(49,126)	623	—	(822)	—	(49,325)
Fee, commission, and other revenue	243,789	747	101,432	1,191	(37,305)	309,854

Total revenue (loss)	5,226,680	302,448	101,466	222,018	(37,305)	5,815,307

Benefits and expenses:
Net benefits and expenses	1,982,879	194,667	—	205,632	—	2,383,178
General and administrative and commission	1,774,740	159,455	114,009	18,489	(37,305)	2,029,388
Change in deferred acquisition costs, net	315,760	(69,477)	—	13,124	—	259,407

Total benefits and expenses	4,073,379	284,645	114,009	237,245	(37,305)	4,671,973

Pretax income (loss)	$1,153,301	17,803	(12,543)	(15,227)	—	1,143,334

	Year ended December 31, 2015
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,133,285	172,660	—	143,646	—	1,449,591
Interest and similar income, net	3,999,693	103,326	3	72,447	—	4,175,469
Change in fair value of assets and liabilities	(492,479)	(38,553)	—	(1,688)	—	(532,720)
Realized investment gains, net	90,948	1,597	—	1,868	—	94,413
Fee, commission, and other revenue	236,454	186	105,830	253	(39,324)	303,399

Total revenue (loss)	4,967,901	239,216	105,833	216,526	(39,324)	5,490,152

Benefits and expenses:
Net benefits and expenses	2,296,057	114,377	—	192,660	—	2,603,094
General and administrative and commission	1,549,692	165,386	110,624	18,059	(39,324)	1,804,437
Change in deferred acquisition costs, net	279,582	(53,642)	—	13,319	—	239,259

Total benefits and expenses	4,125,331	226,121	110,624	224,038	(39,324)	4,646,790

Pretax income (loss)	$842,570	13,095	(4,791)	(7,512)	—	843,362

	Year ended December 31, 2014
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,148,803	117,950	—	141,344	—	1,408,097
Interest and similar income, net	3,798,284	90,057	(17)	67,335	—	3,955,659
Change in fair value of assets and liabilities	1,805,611	41,292	—	(4,914)	—	1,841,989
Realized investment gains, net	74,926	1,579	1	1,256	—	77,762
Fee, commission, and other revenue	246,021	474	102,234	6,217	(43,126)	311,820

Total revenue (loss)	7,073,645	251,352	102,218	211,238	(43,126)	7,595,327

Benefits and expenses:
Net benefits and expenses	5,582,740	147,348	—	145,737	—	5,875,825
General and administrative and commission	1,963,032	162,942	111,967	17,585	(43,126)	2,212,400
Change in deferred acquisition costs, net	(615,902)	(72,109)	—	14,925	—	(673,086)

Total benefits and expenses	6,929,870	238,181	111,967	178,247	(43,126)	7,415,139

Pretax income (loss)	$143,775	13,171	(9,749)	32,991	—	180,188